CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Current liabilities	¥ 213,737,168	$ 30,564,007	¥ 188,422,853
Non-current liabilities	¥ 2,922,003	$ 417,841	¥ 3,298,339
Class A ordinary shares, par value (in dollars per share) | $ / shares		$ 0.000005
Class A ordinary shares, shares authorized (in shares)	77,300,000,000	77,300,000,000	77,300,000,000
Class A ordinary shares, issued (in shares)	5,693,585,848	5,693,585,848	5,568,585,848
Class A ordinary shares, outstanding (in shares)	5,693,585,848	5,693,585,848	5,568,585,848
Consolidated VIEs
Current liabilities	¥ 108,493,208	$ 15,514,323	¥ 99,001,888
Non-current liabilities	¥ 520,081	$ 74,371	¥ 443,132